Statements of Operations - Quarterly (Unaudited) (Quarterly Report, USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Quarterly Report
REVENUES
OPERATING EXPENSES
Consulting expense	37,031	9,949	103,521	10,320
General and Administrative
Professional fees	2,500	20,289	7,560	20,289
Legal fees	29,250	63,705	63,627	63,705
Other expense	1,253	1,614	5,298	4,084
TOTAL OPERATING EXPENSES	(70,034)	(95,557)	(180,006)	(98,398)
OTHER INCOME (EXPENSE)
Interest expense	2,455	1,685	3,796	1,685
TOTAL OTHER INCOME (EXPENSE)	(2,455)	(1,685)	(3,796)	(1,685)
NET LOSS	$ (72,489)	$ (97,242)	$ (183,802)	$ (100,083)